Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Business Combinations
3.	Business Combinations
On October 27, 2020, the Company completed the purchase of all outstanding shares of Monocl for a total estimated consideration of $46.3 million
,
and up to $60 million,
summarized as follows:

(in thousands)
Cash consideration	$18,307
Equity issuance	25,439
Contingent consideration	2,600

Purchase price	$46,346

The assets acquired and liabilities assumed were recorded at their estimated fair values and the results of operations were included in the Company’s consolidated results as of the acquisition date.
The contingent consideration performance targets for earnout payments are based on the contractual Annual Recurring Revenue (“ARR”) for each of the twelve-month periods ending December 31, 2020 and December 31, 2021. Potential payouts range from

$0 to $5.0 million and $0 to $10.0 million based on ARR of below $8.5 million to over $9.5 million and below $12.0 million to over $16.0 million for each of the twelve-month periods ending December 31, 2020 and 2021, respectively.
The Company estimated the fair value of contingent consideration to be $6.9 million and $5.2 million at September 30, 2021 and December 31, 2020, respectively, based on the achievement of 2020 ARR targets and the probability of achieving the 2021 targets. Refer to Note 9.
Fair Value Measurements
for more detail.
The purchase accounting for the Monocl acquisition was finalized as of December 31, 2020. The fair values assigned to tangible and identified intangible assets acquired and liabilities assumed were based on management’s estimates and assumptions. The final allocation of the acquisition-date fair values of assets and liabilities as of December 31, 2020, was as follows:

(in thousands)
Preliminary allocation:	October 27, 2020
Cash	$2,774
Accounts receivable	788
Prepaid expenses and other current assets	614
Property and equipment	20
Intangible assets	18,900
Accounts payable and accrued expenses	(2,137)
Deferred revenue	(2,884)

Total assets acquired and liabilities assumed	18,075
Goodwill	28,271

Purchase price	$46,346

T
he Company recorded goodwill, customer relationships, data, technology, and trademark of $28.3 million, $11.9 million, $3.0 million, $2.6 million and $1.4 million, respectively, as of the acquisition date. The goodwill recognized includes the fair value of the assembled workforce and any expected synergies gained through the acquisition. The Company determined that the goodwill resulting from the acquisition is not deductible for tax purposes.
Customer relationships represent the estimated fair value of the underlying relationships with the acquired entity’s business customers and are amortized using the annual pattern of cash flows (economic value method) over the estimated
14-year
life of this asset.
Data includes proprietary data on medical and scientific expert personnel. The technology recognized includes Monocl’s existing technology and provides users with a cloud-based platform with millions of expert profiles generated using machine learning and tailored algorithms through an online platform. This technology provides the automated collection of content sources, data processing and augmentation, and ultimately the generation of contextually relevant and continuously updated expert profiles. The trademark represents the estimated fair value of the registered trademarks, logo and domain names associated with the Monocl corporate brand. The data, technology, and trademark are amortized using the straight-line method over the estimated remaining useful life of 3 years, 8 years, and 19 years, respectively.
In connection with the acquisition, the Company recognized acquisition related costs of $0.4 million which were recorded within transaction expenses in the accompanying consolidated statements of income (loss)
.
The results of operations of Monocl are included in the Company’s consolidated results since the date of acquisition. The revenue and net loss of Monocl reflected in the consolidated statements of operations for the year ended December 31, 2020 were $1.2 million and $1.6 million, respectively.
Unaudited Pro Forma Supplementary Data:

Nine Months Ended September 30, 2020
(in thousands)
Revenue	$91,750
Net loss	(43,763)
The pro forma net loss includes adjustments to amortization expense for the valuation of other intangible assets of $0.6 million and interest expense related to incremental borrowings used to finance the transaction of $0.8 million and for the nine months ended September 30, 2020. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisition been consummated on the date assumed or of the Company’s results of operations for any future date.

3.	Business Combinations
On October 27, 2020, the Company completed the purchase of all of the outstanding shares of Monocl Holding Company (“Monocl”), a cloud-based platform with millions of expert profiles, for a total estimated consideration of $46.3 million and up to $60.0 million, consisting of approximately $18.3 million of cash payable at closing, $25.4 million of rollover equity, and up to $15.0 million of contingent consideration. The contingent consideration, which relates to earn-out
payments that may be paid out upon the achievement of certain performance targets has an estimated fair value of $2.6 million as of the acquisition date. The assets acquired and liabilities assumed were recorded at their estimated fair values and the results of operations were included in the Company’s consolidated results as of the acquisition date.
The consideration transferred for the transaction is summarized as follows (in thousands):

Cash consideration	$18,307
Equity issuance	25,439
Contingent consideration	2,600

Purchase price	$46,346

Cash consideration for the acquisition was primarily provided through borrowings under the Company’s credit facility.
The performance targets for the contingent consideration are based on the Annual Recurring Revenue (“ARR”), measured as annually contractual recurring revenue for each of the twelve-month periods ending December 31, 2020 and December 31, 2021. Potential payouts range from $0 to $5.0 million and $0 to $10 million based on ARR of below $8.5 million to over $9.5 million and below $12.0 million to over $16.0 million for each of the twelve month periods ending December 31, 2020 and 2021, respectively.
The Company estimated the fair value of the contingent consideration to be $5.2 million at December 31, 2020 based on the achievement of Annual 2020 ARR targets and the probability of achieving the 2021 targets. Refer to note 9. Fair Value Measurements for more detail.

The purchase accounting for the Monocl acquisition was finalized as of December 31, 2020. The final allocation of the acquisition-date fair values of assets and liabilities pertaining to this business combination as of December 31, 2020, was as follows (in thousands):

October 27, 2020
Cash	$2,774
Accounts receivable	788
Prepaid expenses and other current assets	614
Property and equipment	20
Intangible assets	18,900
Accounts payable and accrued expenses	(2,137)
Deferred revenue	(2,884)

Total assets acquired and liabilities assumed	18,075
Goodwill	28,271

Purchase price	$46,346

As a result of the Monocl acquisition, the Company recorded goodwill, customer relationships, data, technology, and trademark of $28.3 million, $11.9 million, $3.0 million, $2.6 million and $1.4 million, respectively, as of the acquisition date. The goodwill recognized includes the fair value of the assembled workforce, which is not recognized as an intangible asset separable from goodwill, and any expected synergies gained through the acquisition. The Company determined that the goodwill resulting from the acquisition is not deductible for tax purposes. In connection with the acquisition, the Company also recorded deferred revenue of $2.9 million and a contingent consideration liability of $2.6 million. See Note 9.
Fair Value Measurements
for more detail on determination of fair value.
Customer relationships represent the estimated fair value of the underlying relationships with the acquired entity’s business customers. The Company valued customer relationships using the income approach, specifically the excess earnings method. Significant assumptions include forecast of revenues, cost of revenues, estimated attrition rates, and discount rates reflecting the different risk profiles of the asset depending upon the acquisition. The value assigned to customer relationships is $11.9 million and is amortized using the annual pattern of cash flows (economic value method) over the estimated
14-year
life of this asset.
Data includes proprietary data on medical and scientific expert personnel. The Company used the cost approach, specifically the replacement cost method to value the data. The Fair value of the data was estimated to be $3.0 million and is amortized using the straight-line method over the estimated remaining useful life of 3 years.
The technology recognized includes Monocl’s existing technology and provides users with a cloud-based platform with millions of expert profiles generated using machine learning and tailored algorithms through an online platform. This technology provides the automated collection of content sources, data processing and augmentation, and ultimately the generation of contextually relevant and continuously updated expert profiles. The Company used the income approach, specifically the relief-from-royalty method, to determine the value of technology, which was valued at $2.6 million and is amortized using the straight-line method over the estimated remaining useful life of 8 years.
The trademark represents the estimated fair value of the registered trademarks, logo and domain names associated with the Monocl corporate brand. The Company estimated the fair value of the trademark using a relief from royalty method. Significant assumptions include forecast of royalty rate, company revenues, tax rate, and discount rate. The trademark was valued at $1.4 million and is amortized using the straight-line method over the estimated remaining useful life of 19 years.

The weighted average amortization period for the customer relationships, tradenames, technology, and data is 15 years, 17 years, 8 years and 3 years, respectively. See Note 7 for the estimated total intangible amortization expense during the next five years.
In connection with the acquisition, the Company recognized acquisition related costs of $0.4 million which were recorded within transaction expenses in the accompanying consolidated statements of income (loss).
The net loss of Monocl is included in the Company’s consolidated results since the date of acquisition. The revenue and net loss of Monocl reflected in the consolidated statements of income (loss) for the year ended December 31, 2020 (Successor) were $1.2 million and $1.6 million, respectively.
Unaudited Pro Forma Supplementary Data

(in thousands)	Year Ended December 31, 2020	Year Ended December 31, 2019
Revenue	$122,333	$87,157
Net loss	(58,350)	(97,134)
The unaudited pro forma supplementary data presented in the table above shows the effect of the Monocl and Definitive Holdco Acquisitions, as if the transactions had occurred at the beginning of fiscal year 2019. The pro forma net loss includes adjustments to amortization expense for the valuation of other intangible assets of $0.8 million and $1.2 million and interest expense related to incremental borrowings used to finance the transaction of $1.0 million and $1.2 million for the years ended December 31, 2020 and 2019, respectively. Acquisition expenses of $0.4 million were excluded from the pro forma net loss for the year ended December 31, 2020 and included in the pro forma net loss for the year-ended December 31, 2019. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisition been consummated on the date assumed or of the Company’s results of operations for any future date.
2019 acquisitions
Definitive Holdco (“Definitive Holdco Acquisition”)
On July 16, 2019, Advent, our Sponsor, entered into an agreement with Definitive Holdco (the “Agreement”) to, among other things, acquire 100% of its issued and outstanding units, for a total consideration of $1,699.6 million, consisting of $1,129.3 million of cash and $570.3 million of equity units issued to the sellers and former owners.
For purposes of the Agreement, affiliated legal entities of Advent include Advent IX Funds, AIDH Holdings, Inc. (“AIDH Holdings”), AIDH TopCo, AIDH Buyer, and AIDH Finance Sub, LLC (“AIDH Finance Sub”).
Advent IX Funds owns 100% of the outstanding units of AIDH Holdings. AIDH Holdings owns 55% of the outstanding units of the Company, with the remaining interests (45%) issued to the prior owners of Definitive Holdco as rollover units. The Company owns 100% of outstanding units of AIDH Buyer. Upon acquisition, AIDH Buyer owns 100% of Definitive Holdco.
The transactions outlined in the Agreement were executed as follows:
1.    Debt Financing. Immediately prior to closing of the Agreement, AIDH Finance Sub, an affiliated legal entity of Advent, entered into debt financing agreements for a $450.0 million term loan payable (the “2019 Term Loan”), a $100.0 million delayed draw term loan payable (the “2019 Delayed Draw Term Loan”), and a $25.0 million revolving debt facility (the “2019 Revolving Debt Facility). See Note 8, for more detail. These financing agreements were collateralized by 100% of AIDH Finance Sub capital prior to the Finance Merger, defined below.

2.    Finance Merger. Upon closing the Agreement, AIDH Finance Sub was merged with Definitive Holdco (surviving entity). After the merger, the financing agreements were collateralized by 100% of AIDH Buyer and Definitive Holdco units.
3.    Distribution and Purchase of Units. Immediately after the Finance Merger, net proceeds from the debt financing (approximately $432.4 million) were paid to the prior owners of Definitive Holdco. Additionally, AIDH Buyer distributed $1,267.3 million (cash of $697.0 million and rollover equity of $570.3 million in the Company) as purchase consideration for all outstanding units of Definitive Holdco.
The consideration transferred for the transaction is summarized as follows (in thousands):

Cash consideration	$1,129,346
Common units issued	570,266

Purchase price	$1,699,612

Of the total cash consideration, $1,122.4 million was paid upon closing and $6.9 million in July 2020. Cash consideration for the acquisition was partly provided by net proceeds from the 2019 Term Loan, as outlined above.
The purchase accounting for the Definitive Holdco Acquisition, was finalized as of July 16, 2020. The final allocation of the acquisition-date fair values of assets and liabilities pertaining to this business combination as of July 16, 2020, was as follows (in thousands).

	Predecessor Company	Successor Company
	Carrying Values as of July 15, 2019	Fair Value Adjustments	Final Allocations July 16, 2019
Cash	$17,058	$—	$17,058
Accounts receivable	12,747	—	12,747
Deferred contract costs	5,735	(5,735)	—
Prepaid expenses and other current assets	1,539	150	1,689
Other assets	49	—	49
Property and equipment	2,201	—	2,201
Intangible assets	19,108	456,292	475,400
Accounts payable and accrued expenses	(5,477)	684	(4,793)
Deferred revenue	(38,278)	6,278	(32,000)

Total assets acquired and liabilities assumed	14,682	457,669	472,351
Goodwill	$82,767	$1,144,494	1,227,261

Total purchase price			$1,699,612

The adjustments set forth in the following consolidated balance sheet as of July 15, 2019, reflect the effect of the Debt Financing and Finance Merger (reflected in the column “Debt Financing / Finance Merger”), and the fair value adjustments to assets acquired and liabilities assumed, as a result of the purchase accounting, in connection with the Definitive Holdco Acquisition (reflected in the column “Fair Value Adjustments”) (in thousands):

	Predecessor July 15, 2019	Debt Financing / Finance Merger	Fair Value Adjustments	Successor July 16, 2019
Cash	$17,058	$—	$—	$17,058
Accounts receivable	12,747	—	—	12,747
Prepaid expenses and other current assets	1,539	16	150	1,705
Deferred contract costs	5,735	—	(5,735)	—
Property and equipment	2,201	—	—	2,201
Intangible assets	19,108	—	456,292	475,400
Goodwill	82,767	—	1,144,494	1,227,261
Other assets	49	14,589	—	14,638

Total assets	$141,204	$14,605	$1,595,201	$1,751,010

Accounts payable and accrued expenses	$5,477	$10,407	$(684)	$15,200
Deferred revenue	38,278	—	(6,278)	32,000
Term Loan	—	436,553	—	436,553

Total liabilities	43,755	446,960	(6,962)	483,753
Members’ Capital	97,449	(432,355)	1,602,163	1,267,257

Total liabilities and equity	$141,204	$14,605	$1,595,201	$1,751,010

The Company recorded adjustments to goodwill of $1,144.5 million, and intangible assets of $456.3 million, as of the acquisition date of July 16, 2019, including adjustments to customer relationships, technology, tradenames and data of $340.8 million, $48.5 million, $32.7 million and $34.3 million, respectively.
The goodwill recognized includes the fair value of the assembled workforce, which is not recognized as an intangible asset separable from goodwill, and any expected synergies gained through the acquisition. The Company determined that the goodwill resulting from the acquisition was in part deductible for tax purposes.
The Company performed an ASC 805 fair valuation of the acquired identifiable intangible assets as of July 16, 2019. Key assumptions used to determine such fair values included growth rates, retention/attrition, research and development expenses, operating expenses, selling and marketing expenses, tax rates, royalty rates, obsolescence, utilization factors and others.
Customer relationships represent the estimated fair value of the underlying relationships with the Company’s customers. The Company valued customer relationships using the income approach, specifically the excess earnings method. Significant assumptions include forecast of revenues, cost of revenues, estimated attrition rates, and discount rates reflecting the different risk profiles of the asset depending upon the acquisition. The value assigned to customer relationships is $358.0 million and is amortized using the annual pattern of cash flows (economic value method) over the estimated
15-year
life of this asset.
The technology recognized includes Definitive’s existing technology, which provides users access to in-depth
and interactive analytics of high quality and
up-to-date
healthcare data through an online platform, and provides for user customization as well as watchlist functionality, advanced search functionality and integration with customer’s other internal and external systems. The Company used the income approach, specifically the relief-from-royalty method, to determine the value of technology, which was valued at $48.5 million and is amortized using the straight-line method over the estimated remaining useful life of 10 years.

Tradenames includes the estimated fair value of the acquired registered trademarks, logo and domain names associated with the Definitive Healthcare corporate brand. The Company estimated the fair value of the trademark using a relief from royalty method. Significant assumptions include forecast of royalty rate, company revenues, tax rate, and discount rate. The trademark was valued at $34.1 million and is amortized using the straight-line method over the estimated remaining useful life of 22 years.
Data includes proprietary data and insights on healthcare providers, including coverage of providers across the healthcare ecosystem from hospitals to physician groups to ambulatory surgery centers and accountable care organizations. The Company used the cost approach, specifically the replacement cost method to value the data. The Fair Value of the Data was estimated to be $34.8 million and is amortized using the straight-line method over the estimated remaining useful live of 3 years.
The fair value of deferred revenue was estimated at $32.0 million, using the income approach, specifically the cost build-up
method, and was calculated as the estimated cost for the Company to fulfill the contractual obligations plus a normal profit margin.
The following table reconciles the purchase price to the capital contribution made by Sponsor as July 16, 2019 (in thousands):

Total purchase price	$1,699,612
Transaction costs paid from proceeds	4,004
Less Debt Financing	436,359

Capital Contribution	$1,267,257

The results of Definitive Holdco are included in the Company’s consolidated results since the date of acquisition. The revenue of Definitive Holdco reflected in the consolidated statements of income (loss) for the year ended December 31, 2020 (Successor), period from July 16, 2019 to December 31, 2019 (Successor) and the period from January 1, 2019 to July 15, 2019 (Predecessor) was $116.9 million, $40.0 million and $45.5 million, respectively. The net (loss) income of Definitive Holdco, reflected in the consolidated statements of income (loss) for the year ended December 31, 2020 (Successor), period from July 16, 2019 to December 31, 2019 (Successor) and the period from January 1, 2019 to July 15, 2019 (Predecessor) was ($49.9 million), ($49.2 million) and $12.9 million, respectively.
Unaudited Pro Forma Supplementary Data

(in thousands)	Year Ended December 31, 2019
Revenue	$84,122
Net loss	(92,228)
The unaudited pro forma supplementary data presented in the table above shows the effect of the Definitive Holdco acquisition, as if the transaction had occurred at the beginning of fiscal year 2019. The pro forma net loss for the year-ended December 31, 2019 includes interest expense related to incremental borrowings used to finance the transaction of $21.0 million, adjustments to amortization expense for the valuation of other intangible assets of $33.4 million and fair value adjustments for deferred revenue of $1.4 million. The unaudited pro forma supplementary data is provided for informational purposes only and should not be construed to be indicative of the Company’s results of operations had the acquisition been consummated on the date assumed or of the Company’s results of operations for any future date.
HIMSS
On January 15, 2019, the Predecessor Company acquired substantially all of the assets and assumed substantially all of the liabilities of HIMSS for a total purchase price of $29.8 million. The Company recognized goodwill of $19.1 million, intangible assets of $11.4 million, accounts receivable of $1.3 million, and deferred revenue of $2.0 million, in connection with the acquisition. The acquisition was made to increase the Company’s market footprint. The goodwill recognized consisted largely of the estimated value of the assembled workforce and anticipated growth opportunities. The fair value of acquired intangible assets was determined using certain variations of the income approach and market approach. The estimated fair value of deferred revenue was based upon the applicable guidance and was calculated as the estimated cost for the Company to fulfill the contractual obligations plus a normal profit margin. The Company has included the financial results of HIMSS in the consolidated financial statements from the date of acquisition, which were not material. The transaction costs associated with the acquisition were not material.
HSE
On December 2, 2019, the Company acquired 100% of the issued and outstanding common and preferred stock of HSE for a total purchase price of $6.8 million, consisting of $2.8 million of cash and $4.0 million of equity issued. The Company recognized goodwill of $5.9 million, intangible assets of $1.2 million, deferred tax assets of $0.2 million, accounts receivable of $0.1 million, accounts payable of $0.3 million and deferred revenue of $0.3 million, in connection with the acquisition. The acquisition was made to increase the Company’s market footprint. The goodwill arising from the acquisition consists largely of the estimated value of the assembled workforce and anticipated growth opportunities. The fair value of acquired intangible assets was determined using certain variations of the income approach and market approach. The fair values of current assets and liabilities were based upon their historical costs at the date of acquisition due to their short-term nature. The estimated fair value of deferred revenue was based upon the applicable guidance and was calculated as the estimated cost for the Company to fulfill the contractual obligations plus a normal profit margin. The Company has included the financial results of HSE in the consolidated financial statements from the date of acquisition, which were not material. The transaction costs associated with the acquisition were not material.